Fair Value Measurement - Fair value of the convertible bonds (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Fair Value Measurement
Time deposits and held-to-maturity debt securities - current	¥ 220,422,862	$ 31,520,049	¥ 210,368,027
Loan investments	6,856,643	980,487	12,119,285
Convertible bonds, current portion			5,309,597
Time deposits and held-to-maturity debt securities - other non-current	70,296,260	$ 10,052,231	57,309,555
Level 2
Fair Value Measurement
Time deposits and held-to-maturity debt securities - current	220,422,862		210,368,027
Loan investments	6,856,643		12,119,285
Convertible bonds, current portion			5,099,337
Time deposits and held-to-maturity debt securities - other non-current	¥ 70,296,260		¥ 57,309,555